S-K 1606, De-SPAC Board Determination	Sep. 30, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Interests of Certain CCXI Persons in the Business Combination

In considering the recommendation of the CCXI Board to vote in favor of approval of the business combination proposal and the other proposals, CCXI shareholders should keep in mind that the Sponsor and the Insiders have interests in such proposals that are different from, or in addition to, the interests of CCXI shareholders generally. In particular:

•        If the Transactions or another business combination are not consummated by the end of the completion window and CCXI does not hold a shareholder vote to amend the CCXI current articles of association to extend the amount of time it has to consummate a business combination, CCXI will cease all operations except for the purpose of winding up, redeeming 100% of the outstanding CCXI public shares for cash and, subject to the approval of its remaining shareholders and the CCXI Board, dissolving and liquidating, and subject in each case to CCXI’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the 13,800,000 CCXI Founder Shares held by the Sponsor will become worthless because the holders thereof are not entitled to participate in any redemption or distribution with respect to such shares. Such shares had an aggregate market value of approximately $165,600,000 based upon the closing price of $12.00 per share on Nasdaq on September 14, 2026, the record date of the extraordinary general meeting.

•        In December 2025, the Sponsor purchased an aggregate of 500,000 CCXI private placement units, generating gross proceeds of $5,000,000 ($10.00 per CCXI private placement unit), simultaneously with the consummation of the CCXI IPO. Of the proceeds from the sale of the CCXI private placement units, $5,000,000 was added to the proceeds from the CCXI IPO held in the trust account. The CCXI private placement shares had an aggregate market value of approximately $6,000,000 based upon the closing price of $12.00 per share on Nasdaq on September 14, 2026, the record date for the extraordinary general meeting. The CCXI private placement shares will become worthless if CCXI does not consummate a business combination by the end of the completion window.

•        Michael Klein, a director of CCXI, and the controlling shareholder of M. Klein Associates, Inc., which is the managing member of the Sponsor, may be deemed to beneficially own the securities of CCXI owned by Sponsor. For more information about our officers’ and directors’ economic interests in the Transactions, see the section entitled “Beneficial Ownership of Securities.”

•        If CCXI is unable to complete a business combination within the completion window, its executive officers will be personally liable under certain circumstances to ensure that the proceeds in the trust account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by CCXI for services rendered or contracted for or products sold to CCXI. If CCXI consummates a business combination, on the other hand, CCXI will be liable for all such claims.

•        The Sponsor and the Insiders will receive material benefits from the completion of an initial business combination and may be incentivized to complete the Transactions rather than liquidate (in which case the Sponsor would lose its entire investment), even if Agility is a less favorable target company or the terms of the Transactions are less favorable to CCXI shareholders than an alternative transaction.

•        The Sponsor has invested an aggregate of $5,025,000 (consisting of $5,000,000 for CCXI private placement units and $25,000 for the CCXI Founder Shares), which means that the Sponsor, following the Transactions, may experience a positive rate of return on their investment, even if other CCXI shareholders experience a negative rate of return on their investment.

•        The Sponsor (including its representatives and affiliates) and CCXI’s directors and officers presently have, and any of them in the future may have, additional fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of such officers or directors become aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. The CCXI current articles of association provide that, to the fullest extent permitted by law: (1) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as CCXI, and (2) CCXI renounces any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and CCXI, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. CCXI does not believe that the fiduciary duties or contractual obligations of its officers or directors will materially affect CCXI’s ability to complete the initial business combination.

•        CCXI’s officers and directors and their affiliates are entitled to reimbursement of out-of-pocket expenses incurred by them in connection with certain activities on CCXI’s behalf, such as identifying and investigating possible business targets and business combinations and with respect to the PIPE Investment. As of the date of this proxy statement/prospectus, no such reimbursement is contemplated. However, if CCXI fails to consummate a business combination within the completion window, they will not have any claim against the trust account for any reimbursement. Accordingly, CCXI may not be able to reimburse expenses, if any, if the Transactions or another business combination are not completed within the completion window.

•        The continued indemnification of current directors and officers and the continuation of the current directors’ and officers’ liability insurance by obtaining a six-year “tail” policy containing terms not materially less favorable than the terms of such current insurance coverage with respect to claims existing or occurring at or prior to the Effective Time (the “D&O Tail”).

•        Effective upon the Closing, the Post-Closing Company and M. Klein & Company, an affiliate of the Sponsor, through its affiliate, The Klein Group, LLC (the “Advisor”), entered into an advisory agreement (the “Advisory Agreement”), pursuant to which Advisor will provide financial advisory, strategic consulting, and business development services to the Post-Closing Company. The Advisory Agreement has an initial term of two (2) years and may be extended by mutual written agreement of the parties. The Advisory Agreement provides following the Closing, (i) for payments from the Post-Closing Company to Advisor of a fixed cash retainer fee of $250,000 per quarter, and (ii) that in the event the Post-Closing Company undertakes (a) any merger, acquisition or other strategic transaction, (b) any strategic investment introduced by the Advisor or (c) any capital-markets financing (including an issuance of equity, debt or convertible securities in U.S. markets), the Post-Closing Company shall negotiate in good faith with the Advisor or one of its affiliates regarding the possible retention of Advisor as a financial advisor in connection with such transaction; provided, however, that the Post-Closing Company is not required to retain the Advisor or one of its affiliates with respect to such transaction, in each case with such engagement to be covered by a separate agreement between the Post-Closing Company and Advisor, including mutually agreed fees and other terms.

In addition, the PIPE Investors have agreed to buy shares of CCXI common stock at a purchase price of $10.00 per share. The closing price of CCXI common stock on Nasdaq was $12.00 per share on September 14, 2026, the record date for the extraordinary general meeting.